iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
BWX Technologies, Inc. .................... 200 $ 39,176
Carpenter Technology Corp. ................. 110 51,588
Moog, Inc. , Class A ....................... 68 24,478
National Presto Industries, Inc. ................ 11 1,392
Woodward, Inc. .......................... 154 53,905
170,539
a
Automobile Components  —  1 .9%
Autoliv, Inc. ............................. 181 23,009
BorgWarner, Inc. ......................... 530 38,065
Dorman Products, Inc.
(a)
.................... 71 8,798
Gentex Corp. ........................... 620 14,979
Lear Corp. ............................. 123 17,604
Standard Motor Products, Inc. ................ 45 1,763
Versigent PLC
(a)
.......................... 260 11,471
Visteon Corp. ........................... 61 7,216
XPEL, Inc.
(a)
............................ 69 3,155
126,060
a
Automobiles  —  0 .1%
Thor Industries, Inc. ....................... 116 9,173
a
Banks  —  5 .6%
1st Source Corp. ......................... 51 3,765
Amalgamated Financial Corp. ................ 57 2,364
Ameris Bancorp .......................... 188 15,850
Axos Financial, Inc.
(a)
...................... 165 14,340
BancFirst Corp. .......................... 67 7,389
Bancorp, Inc. (The)
(a)
...................... 151 8,329
Bank First Corp. ......................... 29 4,032
Banner Corp. ........................... 16 1,040
Burke & Herbert Financial Services Corp. ........ 45 2,862
Capital City Bank Group, Inc. ................. 41 1,871
Cathay General Bancorp .................... 193 11,128
City Holding Co. ......................... 42 5,221
Coastal Financial Corp.
(a)
................... 39 2,776
Community Trust Bancorp, Inc. ............... 50 3,343
East West Bancorp, Inc. .................... 422 51,712
Enterprise Financial Services Corp. ............ 107 6,485
Esquire Financial Holdings, Inc. ............... 26 2,857
FB Financial Corp. ........................ 126 6,639
First Bancorp. ........................... 114 6,707
First BanCorp. ........................... 503 12,062
First Community Bankshares, Inc. ............. 54 2,328
First Financial Bankshares, Inc. ............... 414 13,529
First Hawaiian, Inc. ....................... 374 10,091
Five Star Bancorp. ........................ 46 1,943
German American Bancorp, Inc. ............... 103 4,503
Hancock Whitney Corp. .................... 233 15,872
HBT Financial, Inc. ........................ 54 1,546
Home BancShares, Inc. .................... 568 15,200
Independent Bank Corp. .................... 194 12,656
International Bancshares Corp. ............... 165 11,906
Lakeland Financial Corp. .................... 76 4,608
National Bank Holdings Corp. , Class A .......... 114 4,769
NBT Bancorp, Inc. ........................ 147 6,797
Nicolet Bankshares, Inc. .................... 56 7,855
Northeast Bank .......................... 20 2,515
Old Second Bancorp, Inc. ................... 140 2,985
Pathward Financial, Inc. .................... 75 6,168
Popular, Inc. ............................ 191 28,369
Republic Bancorp, Inc. , Class A ............... 24 1,943
South Plains Financial, Inc. .................. 39 1,583
Security Shares Value
a
Banks (continued)
Southern Missouri Bancorp, Inc. ............... 28 $ 1,934
Stock Yards Bancorp, Inc. ................... 80 5,739
Towne Bank ............................ 252 8,586
TriCo Bancshares ........................ 90 4,572
TrustCo Bank Corp. NY .................... 46 2,383
United Bankshares, Inc. .................... 405 17,581
Westamerica BanCorp ..................... 67 3,718
372,451
a
Beverages  —  0 .6%
Boston Beer Co., Inc. (The) , Class A
(a)
........... 28 4,964
Brown-Forman Corp. , Class A ................ 161 4,303
Brown-Forman Corp. , Class B , NVS ............ 637 16,384
National Beverage Corp.
(a)
................... 125 4,624
Vita Coco Co., Inc. (The)
(a)
................... 157 11,795
42,070
a
Biotechnology  —  2 .9%
ACADIA Pharmaceuticals, Inc.
(a)
............... 383 8,296
Alkermes PLC
(a)
.......................... 364 15,357
Arrowhead Pharmaceuticals, Inc.
(a)
............. 345 26,879
Aurinia Pharmaceuticals, Inc.
(a)
................ 240 3,679
BioMarin Pharmaceutical, Inc.
(a)
............... 502 28,760
CareDx, Inc.
(a)
........................... 95 2,168
Catalyst Pharmaceuticals, Inc.
(a)
............... 359 11,212
Exelixis, Inc.
(a)
........................... 834 42,100
Janux Therapeutics, Inc.
(a)
................... 85 1,240
Kiniksa Pharmaceuticals International PLC , Class A
(a)
79 3,822
Krystal Biotech, Inc.
(a)
...................... 58 17,924
Praxis Precision Medicines, Inc.
(a)
.............. 49 17,148
Stoke Therapeutics, Inc.
(a)
................... 92 2,844
Veracyte, Inc.
(a)
.......................... 207 9,592
191,021
a
Broadline Retail  —  0 .3%
Dillard's, Inc. , Class A ...................... 10 5,902
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 154 12,571
Pattern Group, Inc. , Class A
(a)
................ 107 2,011
20,484
a
Building Products  —  3 .0%
A O Smith Corp. ......................... 322 18,264
AAON, Inc. ............................. 150 21,030
Advanced Drainage Systems, Inc. ............. 169 23,518
Armstrong World Industries, Inc. ............... 132 20,843
AZZ, Inc. .............................. 70 9,486
CSW Industrials, Inc. ...................... 39 10,802
Gibraltar Industries, Inc.
(a)
................... 73 2,821
Modine Manufacturing Co.
(a)
................. 115 32,075
Simpson Manufacturing Co., Inc. .............. 106 20,112
Trex Co., Inc.
(a)
.......................... 281 11,633
UFP Industries, Inc. ....................... 132 10,692
Zurn Elkay Water Solutions Corp. .............. 355 16,685
197,961
a
Capital Markets  —  4 .1%
Artisan Partners Asset Management, Inc. , Class A ... 272 10,184
Cohen & Steers, Inc. ...................... 109 7,608
Donnelley Financial Solutions, Inc.
(a)
............ 62 2,461
Evercore, Inc. , Class A ..................... 131 44,653
FactSet Research Systems, Inc. ............... 126 30,929
Federated Hermes, Inc. , Class B , NVS .......... 291 16,314
Hamilton Lane, Inc. , Class A ................. 148 12,895
Houlihan Lokey, Inc. , Class A ................. 191 27,057
Janus Henderson Group PLC ................ 388 20,064

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Capital Markets (continued)
Moelis & Co. , Class A ...................... 182 $ 12,247
Morningstar, Inc. ......................... 64 11,649
Piper Sandler Companies ................... 246 19,289
PJT Partners, Inc. , Class A .................. 77 11,773
SEI Investments Co. ....................... 388 34,097
Victory Capital Holdings, Inc. , Class A ........... 120 10,146
Wealthfront Corp.
(a)
....................... 165 2,016
273,382
a
Chemicals  —  2 .2%
Axalta Coating Systems Ltd.
(a)
................ 520 16,000
Balchem Corp. .......................... 98 15,360
Cabot Corp. ............................ 154 13,477
Eastman Chemical Co. ..................... 274 20,788
Element Solutions, Inc. ..................... 559 23,718
Hawkins, Inc. ........................... 60 9,286
HB Fuller Co. ........................... 134 8,587
Innospec, Inc. ........................... 62 5,142
NewMarket Corp. ......................... 25 19,340
Quaker Chemical Corp. .................... 33 4,736
Sensient Technologies Corp. ................. 100 11,385
147,819
a
Commercial Services & Supplies  —  0 .9%
Brady Corp. , Class A , NVS .................. 112 9,641
Healthcare Services Group, Inc.
(a)
.............. 165 3,399
Interface, Inc. , Class A ..................... 139 4,114
Liquidity Services, Inc.
(a)
.................... 58 2,100
MSA Safety, Inc. ......................... 80 13,264
Tetra Tech, Inc. .......................... 658 18,089
UniFirst Corp. ........................... 31 8,228
58,835
a
Communications Equipment  —  0 .2%
Digi International, Inc.
(a)
..................... 111 7,415
NetScout Systems, Inc.
(a)
................... 197 8,199
15,614
a
Construction & Engineering  —  2 .7%
Argan, Inc. ............................. 40 26,681
Everus Construction Group, Inc.
(a)
.............. 140 20,828
IES Holdings, Inc.
(a)
....................... 27 18,315
Limbach Holdings, Inc.
(a)
.................... 26 2,013
Primoris Services Corp. .................... 128 16,100
Sterling Infrastructure, Inc.
(a)
................. 82 70,589
Valmont Industries, Inc. ..................... 53 27,550
182,076
a
Construction Materials  —  0 .6%
Eagle Materials, Inc. ....................... 105 23,224
Knife River Corp.
(a)
........................ 141 11,070
United States Lime & Minerals, Inc. ............. 38 4,331
38,625
a
Consumer Staples Distribution & Retail  —  1 .4%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 477 40,679
PriceSmart, Inc. .......................... 95 16,149
Sprouts Farmers Market, Inc.
(a)
................ 412 34,039
Weis Markets, Inc. ........................ 40 2,919
93,786
a
Containers & Packaging  —  0 .3%
AptarGroup, Inc. ......................... 184 21,316
a
Security Shares Value
a
Distributors  —  0 .5%
GigaCloud Technology, Inc. , Class A
(a)
........... 60 $ 2,162
LKQ Corp. ............................. 595 16,137
Pool Corp. ............................. 97 17,596
35,895
a
Diversified Consumer Services  —  1 .1%
Bright Horizons Family Solutions, Inc.
(a)
.......... 129 8,078
Duolingo, Inc. , Class A
(a)
.................... 111 12,361
Graham Holdings Co. , Class B ................ 7 7,681
Grand Canyon Education, Inc.
(a)
............... 99 14,835
Laureate Education, Inc. , Class A
(a)
............. 335 10,717
Perdoceo Education Corp. ................... 175 5,666
Strategic Education, Inc. .................... 54 4,145
Stride, Inc.
(a)
............................ 124 11,455
74,938
a
Diversified REITs  —  0 .3%
Broadstone Net Lease, Inc. , Class A ............ 354 7,162
Essential Properties Realty Trust, Inc. ........... 440 13,455
20,617
a
Diversified Telecommunication Services  —  0 .1%
IDT Corp. , Class B ........................ 96 5,296
Liberty Capital Corp. , Class C , NVS
(a)
........... 109 2,438
7,734
a
Electric Utilities  —  0 .9%
MGE Energy, Inc. ......................... 360 27,180
Otter Tail Corp. .......................... 400 34,664
61,844
a
Electrical Equipment  —  0 .8%
Acuity, Inc. ............................. 73 22,273
American Superconductor Corp.
(a)
............. 126 6,418
EnerSys ............................... 87 19,833
Power Solutions International, Inc.
(a)
............ 26 1,084
Preformed Line Products Co. ................. 6 2,219
51,827
a
Electronic Equipment, Instruments & Components  —  6 .8%
Advanced Energy Industries, Inc. .............. 119 35,959
Arlo Technologies, Inc.
(a)
.................... 330 4,402
Arrow Electronics, Inc.
(a)
.................... 154 33,053
Badger Meter, Inc. ........................ 116 14,372
Bel Fuse, Inc. , Class A ..................... 5 1,225
Bel Fuse, Inc. , Class B , NVS ................. 39 10,706
Belden, Inc. ............................ 124 13,030
Benchmark Electronics, Inc. ................. 107 9,037
Cognex Corp. ........................... 562 37,008
Crane NXT Co. .......................... 138 5,360
CTS Corp. ............................. 84 5,394
ePlus, Inc. ............................. 94 7,716
Insight Enterprises, Inc.
(a)
................... 86 9,149
Littelfuse, Inc. ........................... 77 35,949
Napco Security Technologies, Inc. ............. 146 5,479
Novanta, Inc.
(a)
.......................... 112 17,845
OSI Systems, Inc.
(a)
....................... 53 11,488
PC Connection, Inc. ....................... 40 2,783
Plexus Corp.
(a)
........................... 94 25,226
Rogers Corp.
(a)
.......................... 46 6,510
Sanmina Corp.
(a)
......................... 182 47,271
ScanSource, Inc.
(a)
........................ 70 3,239
TD SYNNEX Corp. ........................ 231 60,356
Vontier Corp. ............................ 484 13,736

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
............ 149 $ 36,301
452,594
a
Energy Equipment & Services  —  1 .1%
Cactus, Inc. , Class A ...................... 168 9,751
Core Laboratories, Inc. ..................... 100 1,367
Flowco Holdings, Inc. , Class A ................ 94 2,199
Liberty Energy, Inc. , Class A ................. 279 8,164
Noble Corp. PLC ......................... 225 10,458
NOV, Inc. .............................. 632 12,615
Oceaneering International, Inc.
(a)
.............. 250 9,557
Select Water Solutions, Inc. , Class A ............ 197 3,532
Tidewater, Inc.
(a)
......................... 27 1,984
Valaris Ltd.
(a)
............................ 131 12,134
71,761
a
Entertainment  —  0 .1%
IMAX Corp.
(a)
........................... 146 5,793
a
Financial Services  —  1 .4%
Enact Holdings, Inc. ....................... 85 3,552
Essent Group Ltd. ........................ 274 15,862
Jack Henry & Associates, Inc. ................ 270 36,806
MGIC Investment Corp. .................... 666 16,797
NMI Holdings, Inc. , Class A
(a)
................. 245 8,796
Radian Group, Inc. ........................ 409 13,967
95,780
a
Food Products  —  0 .7%
Ingredion, Inc. ........................... 238 24,143
John B Sanfilippo & Son, Inc. ................. 37 2,772
Marzetti Company (The) .................... 83 9,291
Pilgrim's Pride Corp. ....................... 166 4,699
Tootsie Roll Industries, Inc. .................. 60 2,262
43,167
a
Gas Utilities  —  1 .1%
National Fuel Gas Co. ..................... 964 74,469
a
Ground Transportation  —  0 .7%
Landstar System, Inc. ...................... 89 18,414
Saia, Inc.
(a)
............................. 62 29,287
47,701
a
Health Care Equipment & Supplies  —  3 .0%
Align Technology, Inc.
(a)
..................... 203 35,515
Artivion, Inc.
(a)
........................... 90 1,997
AtriCure, Inc.
(a)
.......................... 109 3,016
Avanos Medical, Inc.
(a)
..................... 103 2,554
Envista Holdings Corp.
(a)
.................... 342 8,054
Glaukos Corp.
(a)
.......................... 110 11,369
Globus Medical, Inc. , Class A
(a)
............... 327 26,775
Haemonetics Corp.
(a)
...................... 124 8,408
Inspire Medical Systems, Inc.
(a)
............... 63 2,606
Integer Holdings Corp.
(a)
.................... 86 7,687
iRadimed Corp. .......................... 29 2,629
LeMaitre Vascular, Inc. ..................... 58 5,490
Masimo Corp.
(a)
.......................... 111 19,808
Merit Medical Systems, Inc.
(a)
................. 160 10,090
Omnicell, Inc.
(a)
.......................... 89 3,928
SI-BONE, Inc.
(a)
.......................... 91 1,283
Solventum Corp.
(a)
........................ 360 26,982
Teleflex, Inc. ............................ 105 13,507
UFP Technologies, Inc.
(a)
.................... 22 4,842
196,540
a
Security Shares Value
a
Health Care Providers & Services  —  3 .4%
Addus HomeCare Corp.
(a)
................... 52 $ 4,767
Astrana Health, Inc.
(a)
...................... 98 3,687
Castle Biosciences, Inc.
(a)
................... 54 1,138
Chemed Corp. ........................... 46 19,615
CorVel Corp.
(a)
........................... 100 6,175
Encompass Health Corp. ................... 285 30,167
Ensign Group, Inc. (The) .................... 156 26,154
Fulgent Genetics, Inc.
(a)
.................... 10 181
Guardian Pharmacy Services, Inc. , Class A
(a)
...... 75 2,906
Henry Schein, Inc.
(a)
....................... 257 19,681
LifeStance Health Group, Inc.
(a)
............... 431 3,323
Molina Healthcare, Inc.
(a)
.................... 130 22,568
National HealthCare Corp. ................... 27 4,979
Option Care Health, Inc.
(a)
................... 413 8,619
Pediatrix Medical Group, Inc.
(a)
................ 237 5,105
Pennant Group, Inc. (The)
(a)
.................. 74 2,535
Progyny, Inc.
(a)
........................... 209 5,342
Tenet Healthcare Corp.
(a)
.................... 191 33,486
U.S. Physical Therapy, Inc. .................. 38 2,442
Universal Health Services, Inc. , Class B ......... 149 21,770
224,640
a
Health Care REITs  —  0 .6%
LTC Properties, Inc. ....................... 108 4,040
National Health Investors, Inc. ................ 94 6,889
Omega Healthcare Investors, Inc. .............. 585 27,355
38,284
a
Health Care Technology  —  0 .2%
Doximity, Inc. , Class A
(a)
.................... 323 6,912
GoodRx Holdings, Inc. , Class A
(a)
.............. 201 587
HealthStream, Inc. ........................ 65 1,623
Phreesia, Inc.
(a)
.......................... 112 1,104
10,226
a
Hotel & Resort REITs  —  0 .5%
DiamondRock Hospitality Co. ................. 356 3,913
Host Hotels & Resorts, Inc. .................. 1,238 28,449
Sunstone Hotel Investors, Inc. ................ 309 3,343
35,705
a
Hotels, Restaurants & Leisure  —  0 .8%
Boyd Gaming Corp. ....................... 150 12,402
Monarch Casino & Resort, Inc. ................ 38 4,570
Texas Roadhouse, Inc. , Class A ............... 198 35,763
52,735
a
Household Durables  —  2 .5%
Cavco Industries, Inc.
(a)
..................... 21 11,267
Century Communities, Inc. .................. 54 2,852
Champion Homes, Inc.
(a)
.................... 130 9,572
Cricut, Inc. , Class A ....................... 162 672
Ethan Allen Interiors, Inc. ................... 60 1,237
Green Brick Partners, Inc.
(a)
.................. 84 5,650
Installed Building Products, Inc. ............... 67 14,069
KB Home .............................. 139 6,792
La-Z-Boy, Inc. ........................... 99 3,720
Legacy Housing Corp.
(a)
.................... 28 672
M/I Homes, Inc.
(a)
......................... 65 8,555
Meritage Homes Corp. ..................... 156 10,178
Mohawk Industries, Inc.
(a)
................... 119 12,783
Taylor Morrison Home Corp. , Class A
(a)
.......... 240 14,040
Toll Brothers, Inc. ......................... 259 35,882
TopBuild Corp.
(a)
......................... 70 29,224
167,165
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products  —  0 .2%
Oil-Dri Corp. of America .................... 32 $ 2,453
WD-40 Co. ............................. 66 13,198
15,651
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Hallador Energy Co.
(a)
...................... 385 7,415
a
Industrial REITs  —  1 .4%
EastGroup Properties, Inc. .................. 118 23,825
First Industrial Realty Trust, Inc. ............... 265 16,396
Innovative Industrial Properties, Inc. , Class A ...... 63 3,653
LXP Industrial Trust ....................... 101 5,216
Rexford Industrial Realty, Inc. ................ 468 16,600
STAG Industrial, Inc. ...................... 374 14,163
Terreno Realty Corp. ...................... 234 15,372
95,225
a
Insurance  —  3 .0%
American Financial Group, Inc. ............... 212 27,518
AMERISAFE, Inc. ........................ 66 2,023
Bowhead Specialty Holdings, Inc.
(a)
............. 57 1,517
Globe Life, Inc. .......................... 245 37,544
Heritage Insurance Holdings, Inc.
(a)
............. 88 1,908
Kinsale Capital Group, Inc. .................. 81 24,686
Old Republic International Corp. ............... 680 25,316
Palomar Holdings, Inc.
(a)
.................... 96 10,276
Primerica, Inc. ........................... 110 29,697
RLI Corp. .............................. 293 14,662
Selective Insurance Group, Inc. ............... 161 13,933
Skyward Specialty Insurance Group, Inc.
(a)
........ 109 4,809
Slide Insurance Holdings, Inc.
(a)
............... 110 1,983
195,872
a
Interactive Media & Services  —  0 .3%
EverQuote, Inc. , Class A
(a)
................... 135 2,597
Shutterstock, Inc. ......................... 99 1,474
TripAdvisor, Inc.
(a)
........................ 295 3,298
Yelp, Inc. , Class A
(a)
....................... 216 4,925
Ziff Davis, Inc.
(a)
.......................... 121 5,454
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 792 2,637
20,385
a
IT Services  —  1 .2%
Akamai Technologies, Inc.
(a)
.................. 404 60,414
EPAM Systems, Inc.
(a)
...................... 183 18,750
Everforth, Inc.
(a)
.......................... 114 2,586
81,750
a
Leisure Products  —  0 .3%
Acushnet Holdings Corp. .................... 73 6,481
Malibu Boats, Inc. , Class A
(a)
................. 43 1,181
Sturm Ruger & Co., Inc. .................... 32 1,251
YETI Holdings, Inc.
(a)
...................... 223 10,697
19,610
a
Life Sciences Tools & Services  —  2 .6%
Avantor, Inc.
(a)
........................... 1,554 14,172
BioLife Solutions, Inc.
(a)
..................... 84 2,093
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 45 14,062
Bio-Techne Corp. ......................... 454 23,463
Bruker Corp. ............................ 248 14,605
Charles River Laboratories International, Inc.
(a)
..... 123 22,227
Medpace Holdings, Inc.
(a)
................... 87 38,899
Repligen Corp.
(a)
......................... 107 13,263
Security Shares Value
a
Life Sciences Tools & Services (continued)
Revvity, Inc. ............................ 279 $ 29,169
171,953
a
Machinery  —  5 .7%
AGCO Corp. ............................ 141 15,831
Alamo Group, Inc. ........................ 24 3,617
Allison Transmission Holdings, Inc. ............. 220 24,977
Atmus Filtration Technologies, Inc. ............. 221 10,338
Crane Co. .............................. 110 20,130
Donaldson Co., Inc. ....................... 332 27,181
Energy Recovery, Inc.
(a)
.................... 121 989
Enerpac Tool Group Corp. , Class A ............. 129 4,320
Esab Corp. ............................. 128 11,831
ESCO Technologies, Inc. ................... 60 17,514
Federal Signal Corp. ...................... 153 16,325
Flowserve Corp. ......................... 300 22,653
Franklin Electric Co., Inc. ................... 93 9,149
ITT, Inc. ............................... 221 43,095
Kadant, Inc. ............................ 27 8,618
Lincoln Electric Holdings, Inc. ................ 157 40,583
Lindsay Corp. ........................... 24 2,623
Mueller Industries, Inc. ..................... 301 38,709
Mueller Water Products, Inc. , Class A ........... 391 9,857
Toro Co. (The) ........................... 269 24,178
Watts Water Technologies, Inc. , Class A .......... 72 22,247
Worthington Enterprises, Inc. ................. 76 4,314
379,079
a
Marine Transportation  —  0 .1%
Matson, Inc. ............................ 18 3,263
a
Media  —  2 .2%
DoubleVerify Holdings, Inc.
(a)
................. 531 5,151
Ibotta, Inc. , Class A
(a)
...................... 33 1,130
John Wiley & Sons, Inc. , Class A .............. 154 6,480
New York Times Co. (The) , Class A ............. 697 52,422
Sirius XM Holdings, Inc. .................... 656 19,365
Trade Desk, Inc. (The) , Class A
(a)
.............. 1,659 35,768
Versant Media Group, Inc. ................... 591 25,496
145,812
a
Metals & Mining  —  1 .4%
Commercial Metals Co. ..................... 291 22,131
Materion Corp. .......................... 52 11,442
Metallus, Inc.
(a)
.......................... 90 1,768
Royal Gold, Inc. .......................... 242 54,324
Worthington Steel, Inc. ..................... 90 3,797
93,462
a
Office REITs  —  0 .2%
Cousins Properties, Inc. .................... 310 8,311
Kilroy Realty Corp. ........................ 198 6,786
15,097
a
Oil, Gas & Consumable Fuels  —  3 .6%
Antero Midstream Corp. .................... 734 15,385
APA Corp. ............................. 773 28,160
California Resources Corp. .................. 155 9,190
Dorian LPG Ltd. .......................... 79 3,177
DT Midstream, Inc. ........................ 215 30,096
Gulfport Energy Corp.
(a)
.................... 29 4,889
International Seaways, Inc. .................. 93 7,179
Magnolia Oil & Gas Corp. , Class A ............. 431 11,792
Matador Resources Co. .................... 257 13,775
Ovintiv, Inc. ............................. 583 32,671
Peabody Energy Corp. ..................... 223 6,032

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Permian Resources Corp. , Class A ............. 1,680 $ 32,307
Range Resources Corp. .................... 517 20,137
REX American Resources Corp.
(a)
............. 68 3,180
Riley Exploration Permian, Inc. ................ 30 998
Viper Energy, Inc. , Class A .................. 338 15,379
Vitesse Energy, Inc. ....................... 61 1,054
235,401
a
Paper & Forest Products  —  0 .3%
Louisiana-Pacific Corp. ..................... 170 12,985
Sylvamo Corp. .......................... 85 3,338
16,323
a
Personal Care Products  —  0 .1%
Interparfums, Inc. ......................... 77 7,267
a
Pharmaceuticals  —  0 .7%
Amphastar Pharmaceuticals, Inc.
(a)
............. 84 1,583
Arvinas, Inc.
(a)
........................... 108 970
Corcept Therapeutics, Inc.
(a)
................. 301 20,917
CorMedix, Inc.
(a)
.......................... 180 1,519
Harmony Biosciences Holdings, Inc.
(a)
........... 138 4,359
Pacira BioSciences, Inc.
(a)
................... 90 2,090
Phibro Animal Health Corp. , Class A ............ 43 1,324
Prestige Consumer Healthcare, Inc.
(a)
........... 131 6,226
Supernus Pharmaceuticals, Inc.
(a)
.............. 116 5,357
Theravance Biopharma, Inc.
(a)
................ 117 1,879
Trevi Therapeutics, Inc.
(a)
................... 206 2,913
49,137
a
Professional Services  —  1 .9%
Barrett Business Services, Inc. ................ 71 2,310
CRA International, Inc. ..................... 17 2,359
ExlService Holdings, Inc.
(a)
.................. 434 12,599
Exponent, Inc. ........................... 139 8,106
FTI Consulting, Inc.
(a)
...................... 77 11,795
Genpact Ltd. ............................ 391 12,883
Huron Consulting Group, Inc.
(a)
................ 38 4,081
Kforce, Inc. ............................. 49 2,302
Korn Ferry ............................. 117 8,188
Maximus, Inc. ........................... 127 7,865
Paycom Software, Inc. ..................... 115 16,062
Paylocity Holding Corp.
(a)
................... 121 13,907
UL Solutions, Inc. , Class A ................... 210 20,895
Willdan Group, Inc.
(a)
...................... 34 3,089
126,441
a
Real Estate Management & Development  —  0 .8%
Forestar Group, Inc.
(a)
...................... 42 1,154
Jones Lang LaSalle, Inc.
(a)
................... 104 29,360
Marcus & Millichap, Inc. .................... 42 1,186
St. Joe Co. (The) ......................... 84 5,345
Zillow Group, Inc. , Class A
(a)
................. 73 2,581
Zillow Group, Inc. , Class C , NVS
(a)
............. 286 10,010
49,636
a
Residential REITs  —  1 .0%
American Homes 4 Rent , Class A .............. 630 20,210
Camden Property Trust ..................... 185 19,714
Equity LifeStyle Properties, Inc. ............... 370 22,855
62,779
a
Retail REITs  —  1 .3%
Agree Realty Corp. ....................... 245 18,167
Brixmor Property Group, Inc. ................. 509 15,555
Curbline Properties Corp. ................... 161 4,690
Security Shares Value
a
Retail REITs (continued)
Federal Realty Investment Trust ............... 140 $ 16,748
Getty Realty Corp. ........................ 110 3,578
NNN REIT, Inc. .......................... 374 16,647
Phillips Edison & Co., Inc. ................... 226 9,074
84,459
a
Semiconductors & Semiconductor Equipment  —  5 .8%
ACM Research, Inc. , Class A
(a)
................ 159 13,763
Amkor Technology, Inc. ..................... 389 27,059
Axcelis Technologies, Inc.
(a)
.................. 104 15,643
Cirrus Logic, Inc.
(a)
........................ 198 33,650
Diodes, Inc.
(a)
........................... 133 14,007
FormFactor, Inc.
(a)
........................ 241 30,026
Lattice Semiconductor Corp.
(a)
................ 383 56,332
Onto Innovation, Inc.
(a)
..................... 170 43,901
Photronics, Inc.
(a)
......................... 192 6,211
Power Integrations, Inc. .................... 168 14,112
Qorvo, Inc.
(a)
............................ 261 27,029
Rambus, Inc.
(a)
.......................... 340 49,456
Skyworks Solutions, Inc. .................... 506 39,392
Universal Display Corp. .................... 163 15,016
385,597
a
Software  —  4 .1%
A10 Networks, Inc. ........................ 222 6,691
ACI Worldwide, Inc.
(a)
...................... 326 14,237
Alarm.com Holdings, Inc.
(a)
.................. 139 6,270
AvePoint, Inc. , Class A
(a)
.................... 424 4,626
Bentley Systems, Inc. , Class B ................ 531 17,332
Clear Secure, Inc. , Class A .................. 306 16,968
Commvault Systems, Inc.
(a)
.................. 139 16,506
Daily Journal Corp.
(a)
...................... 5 2,586
Dolby Laboratories, Inc. , Class A .............. 211 11,776
Dynatrace, Inc.
(a)
......................... 821 34,966
Freshworks, Inc. , Class A
(a)
.................. 637 6,185
InterDigital, Inc. .......................... 115 28,990
Life360, Inc.
(a)
........................... 228 9,688
Manhattan Associates, Inc.
(a)
................. 289 43,365
PagerDuty, Inc.
(a)
......................... 239 2,378
Pegasystems, Inc. ........................ 295 10,540
Qualys, Inc.
(a)
........................... 169 18,470
Sprinklr, Inc. , Class A
(a)
..................... 348 1,942
SPS Commerce, Inc.
(a)
..................... 131 7,434
Teradata Corp.
(a)
......................... 247 8,410
269,360
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 442 17,680
Four Corners Property Trust, Inc. .............. 227 5,652
Millrose Properties, Inc. .................... 306 8,636
Rayonier, Inc. ........................... 526 10,988
42,956
a
Specialty Retail  —  1 .6%
Academy Sports & Outdoors, Inc. .............. 163 8,606
Boot Barn Holdings, Inc.
(a)
................... 73 12,401
Buckle, Inc. (The) ........................ 105 4,816
Build-A-Bear Workshop, Inc. ................. 40 1,488
Chewy, Inc. , Class A
(a)
..................... 546 12,307
Five Below, Inc.
(a)
......................... 134 30,466
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 240 12,336
Revolve Group, Inc. , Class A
(a)
................ 108 2,117
Signet Jewelers Ltd. ....................... 89 7,778
Urban Outfitters, Inc.
(a)
..................... 144 10,462
102,777
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI USA Small-Cap Quality Factor ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  1 .1%
Carter's, Inc. ............................ 75 $ 2,894
Columbia Sportswear Co. ................... 59 3,905
Crocs, Inc.
(a)
............................ 141 16,732
G-III Apparel Group Ltd. .................... 92 2,974
Kontoor Brands, Inc. ....................... 132 9,474
Levi Strauss & Co. , Class A .................. 256 5,939
Ralph Lauren Corp. , Class A ................. 83 30,204
72,122
a
Tobacco  —  0 .1%
Turning Point Brands, Inc. ................... 60 5,096
a
Trading Companies & Distributors  —  0 .8%
Applied Industrial Technologies, Inc. ............ 99 30,077
Global Industrial Co. ....................... 53 1,611
McGrath RentCorp ........................ 58 6,322
MSC Industrial Direct Co., Inc. , Class A .......... 109 11,932
NPK International, Inc.
(a)
.................... 173 2,512
52,454
a
Water Utilities  —  0 .4%
American States Water Co. .................. 365 28,204
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .0%
Array Digital Infrastructure, Inc. ............... 57 $ 2,899
a
a
Total Long-Term Investments — 99.0%
(Cost: $ 6,254,729 ) .................................. 6,568,109
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 98,576 98,576
a
Total Short-Term Securities — 1.5%
(Cost: $ 98,576 ) .................................... 98,576
Total Investments — 100.5%
(Cost: $ 6,353,305 ) .................................. 6,666,685
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (30,303)
Net Assets — 100.0% ................................. $ 6,636,382
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
(a)
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ —  $ 98,576
(b)
$ —  $ —  $ —  $ 98,576  98,576  $ 644  $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Bank OZK ........................ BNP Paribas USD 5,482 04/10/28 0.20% 1D OBFR01 Monthly $ 130
Bank OZK ........................ Goldman Sachs Bank USA 9,719 08/18/26 0.20% 1D FEDL01 Monthly 345
Banner Corp. ...................... BNP Paribas 1,001 04/10/28 0.20% 1D OBFR01 Monthly 39
Banner Corp. ...................... Goldman Sachs Bank USA 4,255 08/18/26 0.20% 1D FEDL01 Monthly 164
Central Pacific Financial Corp. ........... Goldman Sachs Bank USA 2,356 08/18/26 0.20% 1D FEDL01 Monthly 50
First BanCorp ...................... JPMorgan Chase Bank NA 168 02/10/27 0.40% 1D OBFR01 Monthly –
MarketAxess Holdings, Inc. ............. Goldman Sachs Bank USA 10,938 08/18/26 0.20% 1D FEDL01 Monthly (664)
MarketAxess Holdings, Inc. ............. HSBC Bank PLC 6,302 02/09/28 0.40% 1D OBFR01 Monthly (450)
Moelis & Co. , Class A ................. JPMorgan Chase Bank NA 1,316 02/10/27 0.40% 1D OBFR01 Monthly 30
OFG Bancorp ...................... BNP Paribas 2,194 04/10/28 0.20% 1D OBFR01 Monthly 38
OFG Bancorp ...................... Goldman Sachs Bank USA 3,474 08/18/26 0.20% 1D FEDL01 Monthly 126
Pathward Financial, Inc. ............... JPMorgan Chase Bank NA 247 02/10/27 0.40% 1D OBFR01 Monthly –
Preferred Bank ..................... Goldman Sachs Bank USA 3,077 08/18/26 0.20% 1D FEDL01 Monthly 181
United Community Banks, Inc. ........... BNP Paribas 3,965 04/10/28 0.20% 1D OBFR01 Monthly 55
United Community Banks, Inc. ........... Goldman Sachs Bank USA 7,214 08/18/26 0.20% 1D FEDL01 Monthly 200

iShares
®
MSCI USA Small-Cap Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Equity Swap Contracts (continued)
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Total long positions of equity swaps 244
Net dividends and financing fees 181
Total equity swap contracts including dividends and financing fees $ 425
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,568,109  $ —  $ —  $ 6,568,109
Short-Term Securities
Money Market Funds ...................................... 98,576  —  —  98,576
$ 6,666,685  $ —  $ —  $ 6,666,685
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ —  $ 1,539  $ —  $ 1,539
Liabilities
Equity Contracts ........................................... —  (1,114) —  (1,114)
$ —  $ 425  $ —  $ 425
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust